Significant Accounting Policies (Estimated Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2019
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	3
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5-10
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	3-10